Share Capital (Details Narrative) $ / shares in Units, $ in Thousands								1 Months Ended					10 Months Ended	12 Months Ended
		Jun. 27, 2018 USD ($)	Jun. 25, 2018 USD ($) Period $ / shares shares	Nov. 21, 2017 USD ($)	Nov. 16, 2017 $ / shares shares	Dec. 01, 2016 USD ($) $ / shares	Jun. 10, 2016 USD ($)	Jan. 31, 2018 shares	Mar. 31, 2017 shares	Apr. 30, 2016 shares	Sep. 30, 2014 shares	Apr. 30, 2011 shares	Oct. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Jun. 07, 2016 $ / shares shares	Feb. 28, 2000 $ / shares shares
Disclosure of classes of share capital [line items]
Ordinary shares issued | shares	[1]													35,881,128	29,879,323
Ordinary shares issued, value | $														$ 13,725	$ 19,031	$ 21,859
Unrecognized compensation expenses | $														$ 3,481
Unrecognized compensation cost expected to be recognized over weighted average period														1 year
New Option Plan [Member]
Disclosure of classes of share capital [line items]
Number of ordinary shares reserved for issuance | shares												159,458
Ordinary shares reserved description												Under the New Plan, the Company reserved up to 766,958 Ordinary Shares (of which 159,458 Ordinary Shares shall be taken from the unallocated pool reserved under the Plan) for allocation to employees and non-employees.
Employee Share Ownership and Option Plan 2014 [Member]
Disclosure of classes of share capital [line items]
Number of ordinary shares reserved for issuance | shares											28,000
Ordinary shares reserved description											Under the 2014 Plan, the Company reserved up to 928,000 Ordinary Shares (of which 28,000 Ordinary Shares shall be taken from the unallocated pool reserved under the New Plan).
2014 Plan [Member]
Disclosure of classes of share capital [line items]
Increase ordinary shares available for issuance | shares								1,402,385	1,027,911	620,824
Top of Range [Member] | Option Plan [Member]
Disclosure of classes of share capital [line items]
Number of ordinary shares reserved for issuance | shares																		1,423,606
Top of Range [Member] | New Option Plan [Member]
Disclosure of classes of share capital [line items]
Number of ordinary shares reserved for issuance | shares												766,958
Top of Range [Member] | Employee Share Ownership and Option Plan 2014 [Member]
Disclosure of classes of share capital [line items]
Number of ordinary shares reserved for issuance | shares											928,000
NIS [Member]
Disclosure of classes of share capital [line items]
Ordinary shares, par value														$ 0.01	$ 0.01
NIS [Member] | Employees and Non-employees [Member] | Option Plan [Member]
Disclosure of classes of share capital [line items]
Ordinary shares, par value																		$ 0.01
Securities Purchase Agreement [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued | shares			5,904,762														4,359,091
Ordinary shares, par value																	$ 5.50
Proceeds from offering, net of placement agent fees and offering costs | $							$ 21,900
Public offering price for each ordinary share			$ 2.50
Additional purchase price of warrants			0.125
Warrants price per share			$ 2.625
Gross proceeds from warrants | $			$ 15,500
Gross proceeds from offering | $		$ 13,700
Securities Purchase Agreement [Member] | NIS [Member]
Disclosure of classes of share capital [line items]
Ordinary shares, par value			$ 0.01														$ 0.01
Equity Distribution Agreements [Member] | JMP Securities LLC and Chardan Capital Markets, LLC [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued | shares													224,695
Ordinary shares issued, value | $													$ 1,322
Equity Distribution Agreements [Member] | JMP Securities LLC and Chardan Capital Markets, LLC [Member] | Top of Range [Member]
Disclosure of classes of share capital [line items]
Aggregate offering price | $						$ 20,000
Equity Distribution Agreements [Member] | NIS [Member] | JMP Securities LLC and Chardan Capital Markets, LLC [Member]
Disclosure of classes of share capital [line items]
Ordinary shares, par value						$ 0.01
Percentage of commission fixed on gross proceeds from shares sold						3.00%
Underwriting Agreement [Member] | Piper Jaffray & Co [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued | shares					2,500,000
Ordinary shares issued, value | $				$ 17,900
Public offering price for each ordinary share					$ 7.50
Underwriting Agreement [Member] | Piper Jaffray & Co [Member] | Underwriters [Member]
Disclosure of classes of share capital [line items]
Ordinary share price					7.20
Underwriting Agreement [Member] | NIS [Member] | Piper Jaffray & Co [Member]
Disclosure of classes of share capital [line items]
Ordinary shares, par value					$ 0.01
Short-term Warrant [Member] | Securities Purchase Agreement [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued | shares			2,952,381
Ordinary share price			$ 2.40
Warrants price per share			$ 2.51
Warrants expiration date			Jan. 06, 2020
Expected volatility			88.00%
Risk-free interest rate			2.279%
Expected dividend			0.00%
Expected life | Period			1.5
Long-term Warrant [Member] | Securities Purchase Agreement [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued | shares			2,952,381
Ordinary share price			$ 2.40
Warrants price per share			$ 3.00
Warrants expiration date			Jun. 26, 2022
Expected volatility			109.00%
Risk-free interest rate			2.715%
Expected dividend			0.00%
Expected life | Period			4.0

[1]	The Ordinary Shares confer upon their holders the following rights: (i) the right to vote in any general meeting of the Company; (ii) the right to receive dividends; and (iii) the right to receive upon liquidation of the Company a sum equal to the nominal value of the share, and if a surplus remains, to receive such surplus.